Income Taxes - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Disclosure Of Income Taxes [line items]
Unrecognised Deferred Tax Assets		$ 85.9		$ 63.4
Temporary Differences In Deferred Tax Assets		2.4		0.2
Tax Losses Carryforwards		83.5		63.2
Uncertainty over income tax provisions		$ 4.7		2.9
Effective tax rate percentage	(36.30%)	36.10%	(1.10%)
Subsidiaries [member]
Disclosure Of Income Taxes [line items]
Uncertainty over income tax provisions		$ 126.5		$ 89.3
Global model anti tax base erosion rules [member] | Organization for economic cooperation and development [member]
Disclosure Of Income Taxes [line items]
Mimum consolidated revenue | €	€ 750
Period considered for ascertaining revenue	2 years
Consecutive period for ascertaining revenue	4 years
Effective tax rate percentage	15.00%